Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Amendment Description
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000240224
Shareholder Report [Line Items]
Fund Name	Hunter Small Cap Value Fund
Class Name	Class I
Trading Symbol	HSCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hunter Small Cap Value Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hunterfunds.com/fund-documents. You can also request this information by contacting us at 1-833-835-1171.
Additional Information Phone Number	1-833-835-1171
Additional Information Website	https://www.hunterfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.95%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 55,273,039
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 147,284
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$55,273,039
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$147,284
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.7%
Money Market Funds	6.3%